Members of the Management Board	12 Months Ended
Dec. 31, 2020
Members Of Management Board
Members of the Management Board

29. Members of the Management Board

The Executive Board in 2020 consisted of Prof. Dr. Hermann Lübbert, biologist, (Chairman), Mr. Thomas Schaffer, businessman, (Chief Financial Officer, until February 28, 2021, and Mr. Christoph Dünwald, businessman, (Chief Commercial Officer, until January 31, 2020).

Mr. Ludwig Lutter, businessman, was appointed to the Executive Board with effect from March 1, 2021.

Management Board compensation

in EUR thousands	2020	2019	2018
Short-term benefits	662	1,387	1,071
Performance-based compensation	508	87	422
Total compensation	1,170	1,474	1,493

After leaving the Management Board, Mr. Christoph Dünwald received short-term remuneration due as a former board member in the amount of EUR 137 thousand for the period from February to November.

The Management Board members held the following supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Name	Company	Board	Position
Thomas Schaffer	Industrial Tracking Systems AG, Fürstenfeldbruck	Supervisory Board	Chair